Employee benefits - Pension and Retirement Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Compensation Related Costs [Abstract]
Pension plan based on multi-employer union plan	€ 276.3	€ 244.4	€ 181.2
Pension plans based on defined contribution and other plans	118.9	104.5	74.7
Pension and retirement expenses	€ 395.2	€ 348.9	€ 255.9